Financial Instruments - Schedule of Significant Exchange Rates (Details) - Currency Risk Euro [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD [Member]
Schedule of Significant Exchange Rates [Line Items]
Rate of Change	(5.90%)	3.70%
Exchange rates	1.041	1.106
NIS [Member]
Schedule of Significant Exchange Rates [Line Items]
Rate of Change	(5.40%)	6.90%
Exchange rates	3.796	4.012